Consolidated Balance Sheets (Parenthetical) - £ / shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares, par value	£ 0.00001	£ 0.00001
Ordinary shares, authorized	400,000,000	160,000,000
Ordinary shares, issued	65,113,575	35,854,591
Ordinary shares, outstanding	65,113,575	35,854,591
Deferred Shares
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred shares, authorized	118,263	112,077
Deferred shares, issued	118,263	112,077
Deferred shares, outstanding	118,263	112,077
Deferred Shares Two
Deferred shares, par value	£ 100,000	£ 100,000
Deferred shares, authorized	1	1
Deferred shares, issued	1	1
Deferred shares, outstanding	1	1